Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Archer Aviation Inc
Property and Equipment, Net

4.      Property and Equipment, Net

Property and equipment, net, consists of the following:

	June 30, 2021	December 31, 2020

Furniture, fixtures, and equipment	$1,379	$1,046
Computer hardware	1,281	524
Website design	504	128
Leasehold improvements	764	54
Construction in progress	189	—
Property and equipment, gross	4,117	1,752
Less: Accumulated depreciation	(545)	(139)
Property and equipment, net	$3,572	$1,613

The following table presents depreciation expense included in each respective expense category in the statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$91	$10	$166	$16
General and administrative	167	19	239	19
Total depreciation expense	$258	$29	$405	$35

4.Property and Equipment, Net

Property and equipment, net, consists of the following:

	As of December 31,
	2020	2019
Furniture, fixtures, and equipment	$1,046	$—
Computer hardware	524	4
Website design	128	—
Leasehold improvements	54	—
Total property and equipment	1,752	4
Less: Accumulated depreciation	(139)	—
Total property and equipment, net	$1,613	$4

Depreciation expense totaled $139 and $0 for the years ended December 31, 2020 and 2019, respectively. Depreciation expense was classified as $72 and $67 within R&D and general and administrative, respectively, for the year ended December 31, 2020 on the statements of operations and comprehensive loss.